April 11, 2022

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

    RE:     Wilton Reassurance Life Company of New York
    Post Effective Amendment No. 1 to Registration Statement on Form S-1
    File No. 333-260634

Members of the Commission:

On behalf of the above-named registrant, submitted for filing herewith under the Securities Act of 1933 is the above-referenced Registration Statement on Form S-1.

The disclosures included in the referenced Registration Statement do not make any material change to existing disclosures. Accordingly, we are requesting selective review of the referenced Registration Statement. As such, if the referenced Registration Statement pertained to a registered investment company subject to Rule 485 under the Securities Act of 1933, it would be eligible for filing under Rule 485(b).

Please direct any questions or comments to me at 319-491-8364.

Very truly yours,

/s/ Karen Carpenter
Karen Carpenter
Asst. General Counsel II

Enclosure

cc:     Elizabeth Gioia, Esq.
Prudential Financial